TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 16:-	TAXES ON INCOME

a.	Change in corporate tax rate:

The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

A company is taxable on its real (non-inflationary) capital gains at the corporate tax rate in the year of sale. A temporary provision for 2006-2009 stipulated that the sale of an asset other than a quoted security (excluding goodwill that was not acquired) that had been purchased prior to January 1, 2003, and sold by December 31, 2009, is subject to corporate tax as follows: the part of the real capital gain that is linearly attributed to the period prior to December 31, 2002 is subject to the corporate tax rate in the year of sale as set forth in the Israeli Income Tax Ordinance, and the part of the real capital gain that is linearly attributed to the period from January 1, 2003, through December 31, 2009, is subject to tax at a rate of 25%.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among other things, cancels, effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In parallel with this increase in the corporate tax rate, the real capital gains tax rate and the real betterment tax rate were increasedas well.

The Law did not have a material effect on the Company's consolidated financial position or results of operations.

b.	Loss carry forward:

The Company and its Israeli subsidiaries have accumulated losses for Israeli income tax purposes as of December 31, 2011, in the amount of approximately $ 31,111. These losses may be carried forward and offset against taxable income in the future for an indefinite period. In addition, the Company and its Israeli subsidiaries have accumulated capital loses which may be carried forward under certain limitations.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2010
Assets in respect of:

Allowances and provisions	$195	$188
Net operating loss carry forward (1)	7,778	6,625

	7,973	6,813

Valuation allowance (2)	(7,838)	(6,461)

	135	352
Liabilities in respect of intangible assets	(135)	(352)

Net deferred tax assets (liability)	$-	$-

(1)	See Note 16b.

(2)
The Company has provided valuation allowances in 2011 on deferred tax assets resulting from tax loss carry forward and other reserves and allowances due to their history of operating losses and current uncertainty concerning the ability to realize these deferred tax assets in the future.

d.	Tax benefit (taxes on income) is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Current	$172	$(2)	$(6)
Prior years	-	(3)	-
Deferred	-	-	(323)

	$172	$(5)	$(329)

Domestic	172	$(73)	$(323)
Foreign	-	68	(6)

	$172	$(5)	$(329)

e.	Profit (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Domestic	$(3,429)	$228	$(5,697)
Foreign	43	(52)	-

	$(3,386)	$176	$(5,697)

f.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carry forward among the Company and various subsidiaries due to uncertainty of the realization of such tax benefits.

g.	Tax assessments:

BOS, BOS Odem, BOS Dimex and Quasar have final assessments through 2006. Dimex Hagalil was incorporated in 2008, and therefore, does not have any final assessments.
Ruby-Tech Inc., a U.S. subsidiary, has final assessments through 2007.

h.
In accordance with the Company's accounting policy, interest expense and potential penalties related to income taxes are included in the tax expense line of the Company's consolidated statements of operations.

The Company and its subsidiaries file income tax returns in Israel and in the United States. BOS, BOS Dimex, BOS Odem and Quasar may be subject to auditing by the Israel tax authorities for fiscal years 2007 and after. Dimex Hagalil may be subject to auditing by the Israel tax authorities for fiscal years 2008 and thereafter. Ruby-Tech Inc., a U.S. subsidiary, may be subject to auditing by the U.S. Internal Revenue Service for fiscal years 2007 and thereafter.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of the Company's tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net loss in the period in which such determination is made.

i.	Uncertain tax positions

	December 31,
	2011	2010

Uncertain tax positions, beginning of year	$379	$333
Decreases in tax positions for prior years	(207)	(12)
Increases in tax positions for current year	-	58

Uncertain tax positions, end of year	$172	$379

The Company recognizes interest accrued that is related to unrecognized tax benefits and penalties in taxes on income. During the years ended December 31, 2011 and 2010, the Company recognized approximately ($ 54) and $ 22, respectively, in interest and penalties. The Company had approximately $ 54 and $ 109 accruals for the payment of interest and penalties at December 31, 2011 and 2010, respectively.